Investment Risks	Jan. 28, 2026
Timber Point Global Allocations Fund | General Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General Risk – There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

Timber Point Global Allocations Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

Timber Point Global Allocations Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk – Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Timber Point Global Allocations Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

Timber Point Global Allocations Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Companies Risk – The main risk of investing in other investment companies (including open-end funds, closed-end funds, and ETFs) is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Timber Point Global Allocations Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-Traded Funds Risk – Investments in ETFs carry security-specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Timber Point Global Allocations Fund | Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Position Risk – The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to anticipate accurately the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Timber Point Global Allocations Fund | Foreign (Non-U.S.) Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign (Non-U.S.) Securities Risk – Investments in foreign securities carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

Timber Point Global Allocations Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk – The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund’s investments denominated in foreign securities.

Timber Point Global Allocations Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments, and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Timber Point Global Allocations Fund | Private Investment Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Investment Fund Risk – Investments in private investment funds, such as hedge funds, private equity funds, and fund-of-funds, carry various risks, including that some fund products: use leverage and other speculative investment practices that may increase the risk of investment loss; are not required to provide periodic pricing or valuation information to investors; may involve complex tax structures and delays in distributing important tax information; are not subject to the same regulatory requirements as mutual funds; often charge high fees; and in many cases the underlying investments are not transparent. For purposes of the Fund’s liquidity risk management program, the Fund considers investments in private funds to be illiquid.

Timber Point Global Allocations Fund | Smaller Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Smaller Capitalization Risk – Smaller capitalization companies may have a narrower geographic and product/service focus and be less well-known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

Timber Point Global Allocations Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors.

Timber Point Global Allocations Fund | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Company Risk – The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Timber Point Global Allocations Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk – The Fund’s debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

Timber Point Global Allocations Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk – The Fund’s debt investments are subject to credit risk. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money. Credit risk also exists whenever the Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract.

Timber Point Global Allocations Fund | High-Yield or “Junk” Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-Yield or “Junk” Security Risk – Investments in debt securities that are rated below investment grade by one or more nationally recognized statistical rating organization (“NRSRO”) (“high-yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High-yield securities are also generally considered to be subject to greater market risk than higher-rated securities. These securities may be considered speculative, and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments, and can be difficult to resell.

Timber Point Global Allocations Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk – The Adviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Timber Point Global Allocations Fund | Managed Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed Fund Risk – The investment decisions of the Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

Timber Point Global Allocations Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk – The risk that a high portfolio turnover rate has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of gains than if the Fund had a low portfolio turnover rate, which may lead to a higher tax liability.

Timber Point Global Allocations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Timber Point Alternative Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk – Stock prices may fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Timber Point Alternative Income Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-Traded Fund Risk – ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Timber Point Alternative Income Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk – Investing in securities of companies located in emerging market countries includes increased foreign investment risk. In addition, there are greater risks involved in investing in emerging markets, the economies of which tend to be more volatile than the economies of developed markets. Emerging market securities may be less liquid than those issued in more developed countries.

Timber Point Alternative Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk – Fixed income securities will decline in value because of changes in interest rates. The Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than the Fund with a shorter average portfolio duration.

Timber Point Alternative Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Timber Point Alternative Income Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt Securities Risk – The issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities may be particularly volatile.

Timber Point Alternative Income Fund | Exchange-Traded Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-Traded Notes Risk – ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility, and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index.

Timber Point Alternative Income Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk – Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than the Fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy, and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Timber Point Alternative Income Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Securities Risk – High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Timber Point Alternative Income Fund | Illiquid and Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Illiquid and Restricted Securities Risk – The Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, non-publicly traded securities, and emerging markets securities, in particular, are subject to illiquidity risk.

Timber Point Alternative Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk – The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Timber Point Alternative Income Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Cap Company Risk – Investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Timber Point Alternative Income Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk – Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. Changes in the financial condition of one or more municipal issuers may affect the overall municipal securities market. High yield municipal securities (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield municipal securities are regarded as speculative with respect to the municipality’s capacity to pay interest and to repay principal.

Timber Point Alternative Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk – The Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions, and lower after-tax performance.

Timber Point Alternative Income Fund | Private Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Fund Risk – The Fund may invest in private investment funds (whether liquid or illiquid), including “hedge funds,” which pursue alternative investment strategies. Certain investment instruments and techniques that a private fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a private fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more private funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

Timber Point Alternative Income Fund | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk – Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Non-publicly traded REITs are subject to significant commissions, expenses, and offering and organizational costs that reduce the value of the Fund’s investment. Non-publicly traded REITs are not liquid, and investments in non-publicly traded REITs may not be accessible for an extended period of time.

Timber Point Alternative Income Fund | Securities Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Timber Point Alternative Income Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Company Risk – Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs or mutual funds (may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Timber Point Alternative Income Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk – Underlying Funds are subject to investment advisory fees and other expenses, which will be paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in bonds. Each Underlying Fund is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Timber Point Alternative Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Timber Point Alternative Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.